Expense Example - AltShares Event-Driven ETF - AltShares Event-Driven ETF	Sep. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 129
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	$ 1,534